UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
MuniHoldings Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address:
P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2008

Date of reporting period: 11/01/2007 – 01/31/2008

Item 1 – Schedule of Investments

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

Alabama - 2.9%	$ 1,750	Camden, Alabama, IDB, Exempt Facilities Revenue Bonds (Weyerhaeuser Company),
		Series A, 6.125% due 12/01/2024	$ 1,809
	4,550	Jefferson County, Alabama, Limited Obligation School Warrants, Series A, 5% due 1/01/2024	4,727

Arizona - 6.5%	900	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project 1),
		Series A, 6.50% due 7/01/2012	898
	2,200	Maricopa County, Arizona, IDA, Education Revenue Bonds (Arizona Charter Schools Project 1),
		Series A, 6.75% due 7/01/2029	2,077
	2,215	Phoenix, Arizona, IDA, Airport Facility, Revenue Refunding Bonds (America West Airlines Inc. Project),
		AMT, 6.30% due 4/01/2023	2,117
	1,000	Pinal County, Arizona, COP, 5% due 12/01/2029	1,011
	3,505	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2032	3,264
	4,905	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, 5% due 12/01/2037	4,507
	415	Show Low, Arizona, Improvement District Number 5, Special Assessment Bonds, 6.375%
		due 1/01/2015	422

Arkansas - 1.0%	2,000	University of Arkansas, University Construction Revenue Bonds (UAMS Campus),
		Series B, 5% due 11/01/2023 (d)	2,106

California - 15.4%	875	Agua Caliente Band of Cahuilla Indians, California, Casino Revenue Bonds, 5.60% due 7/01/2013	875
	2,965	California Infrastructure and Economic Development Bank, Insured Revenue Bonds
		(Rand Corporation), Series A, 5.50% due 4/01/2012 (a)(f)	3,309
	400	California State, GO, 5.50% due 4/01/2014 (f)	460
	2,455	California State, GO, Refunding, 5% due 6/01/2032	2,467
	6,800	California State Public Works Board, Lease Revenue Bonds (Department of Corrections),
		Series C, 5.25% due 6/01/2028	6,874
	3,870	California Statewide Communities Development Authority, Health Facility Revenue Bonds
		(Memorial Health Services), Series A, 6% due 10/01/2023	4,140
	2,000	East Side Union High School District, California, Santa Clara County, GO (Election of 2002), Series D,
		5% due 8/01/2021 (g)	2,143
	1,165	Golden State Tobacco Securitization Corporation of California, Tobacco Settlement Revenue Bonds,
		Series A-3, 7.875% due 6/01/2013 (f)	1,445
	2,405	Montebello, California, Unified School District, GO, 5.61% due 8/01/2022 (b)(p)	1,202
	2,455	Montebello, California, Unified School District, GO, 5.61% due 8/01/2023 (b)(p)	1,152

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
COP	Certificates of Participation	IDB	Industrial Development Board
EDA	Economic Development Authority	IDR	Industrial Development Revenue Bonds
GO	General Obligation Bonds	PCR	Pollution Control Revenue Bonds
HDA	Housing Development Authority	VRDN	Variable Rate Demand Notes
HFA	Housing Finance Agency

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

$ 2,095		Oceanside, California, Unified School District, GO (Election of 2000), Series C, 5.25% due 8/01/2032 (d)	$ 2,184
	3,490	Sequoia, California, Unified High School District, GO, Refunding, Series B, 5.50% due 7/01/2035 (c)	3,804
	1,000	Sunnyvale, California, School District, GO (Election of 2004), Series A, 5% due 9/01/2026 (c)	1,052
	2,915	Tustin, California, Unified School District, Senior Lien Special Tax Bonds (Community Facilities District
		Number 97-1), Series A, 5% due 9/01/2032 (c)	2,960

Colorado - 1.7%	2,645	Elk Valley, Colorado, Public Improvement Revenue Bonds (Public Improvement Fee), Series A,
		7.35% due 9/01/2031	2,736
	1,000	Plaza Metropolitan District Number 1, Colorado, Tax Allocation Revenue Bonds (Public Improvement Fees),
		8.125% due 12/01/2025	1,000

Connecticut - 2.4%	2,165	Connecticut State Development Authority, Airport Facility Revenue Bonds (Learjet Inc. Project), AMT,
		7.95% due 4/01/2026	2,414
	2,735	Connecticut State Development Authority, IDR (AFCO Cargo BDL-LLC Project), AMT, 8% due 4/01/2030	2,876

Florida - 7.6%	2,095	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds (JetBlue Airways Corp.),
		AMT, 6.50% due 11/15/2036	1,986
	3,190	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt Cancer Center Project),
		Series A, 5.25% due 7/01/2037	3,152
	2,340	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.24% due 10/01/2037 (d)(p)	484
	2,250	Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
		Series A, 6.25% due 5/01/2037	2,171
	2,550	Midtown Miami, Florida, Community Development District, Special Assessment Revenue Bonds,
		Series B, 6.50% due 5/01/2037	2,389
	3,225	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando Regional Healthcare),
		6% due 12/01/2012 (f)	3,687
	800	Orlando, Florida, Urban Community Development District, Capital Improvement Special Assessment Bonds,
		Series A, 6.95% due 5/01/2011 (f)	897
	725	Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds,
		5.70% due 5/01/2038	616
	1,615	Preserve at Wilderness Lake, Florida, Community Development District, Capital Improvement Bonds,
		Series A, 5.90% due 5/01/2034	1,513

Georgia - 2.9%	1,750	Atlanta, Georgia, Tax Allocation Bonds (Atlantic Station Project), 7.90% due 12/01/2011 (f)	2,106
	1,000	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station Project), 5.25% due 12/01/2020 (m)	1,092
	2,000	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station Project), 5.25% due 12/01/2021 (m)	2,166
	1,000	Atlanta, Georgia, Tax Allocation Refunding Bonds (Atlantic Station Project), 5.25% due 12/01/2022 (m)	1,077

Illinois - 3.5%	200	Chicago, Illinois, Board of Education, GO, VRDN, Series C-1, 1.90% due 3/01/2031 (c)(i)	200
	1,200	Chicago, Illinois, Special Assessment Bonds (Lake Shore East), 6.75% due 12/01/2032	1,244
	4,000	Illinois HDA, Homeowner Mortgage Revenue Bonds, AMT, Sub-Series C-2, 5.35% due 2/01/2027	4,048
	700	Illinois State Finance Authority Revenue Bonds (Landing At Plymouth Place Project), Series A,
		6% due 5/15/2025	690

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

$ 1,010		Illinois State Finance Authority Revenue Bonds (Monarch Landing, Inc. Project), Series A,
		7% due 12/01/2037	$ 1,016
	625	Naperville, Illinois, IDR (General Motors Corporation), Refunding, VRDN, 6% due 12/01/2012 (i)	625

Indiana - 2.4%	7,645	Allen County, Indiana, Redevelopment District Tax Increment Revenue Bonds
		(General Motors Development Area), 7% due 5/15/2008 (f)(p)	5,410

Kentucky - 1.0%	2,000	Louisville and Jefferson Counties, Kentucky, Metropolitan Sewer District, Sewer and Drain System Revenue
		Bonds, Series A, 5.50% due 5/15/2034 (d)	2,127

Louisiana - 7.6%	3,500	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue
		Bonds (Westlake Chemical Corporation), 6.75% due 11/01/2032	3,601
	4,115	Louisiana Public Facilities Authority, Hospital Revenue Bonds (Franciscan Missionaries of Our Lady Health
		System, Inc.), Series A, 5.25% due 8/15/2036	4,140
	3,815	Louisiana Public Facilities Authority Revenue Bonds (Black & Gold Facilities Project), Series A, 5% due
		7/01/2039 (n)	3,773
	1,750	New Orleans, Louisiana, Financing Authority Revenue Bonds (Xavier University of Louisiana Project),
		5.30% due 6/01/2026 (d)	1,804
	3,540	New Orleans, Louisiana, GO (Public Improvements), 5% due 10/01/2033 (d)	3,430

Maryland - 7.5%	1,870	Anne Arundel County, Maryland, Special Obligation Revenue Bonds (Arundel Mills Project),
		7.10% due 7/01/2009 (f)	2,023
	10,835	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Senior Series A, 5.25%
		due 9/01/2039 (g)	10,864
	760	Maryland State Economic Development Corporation, Student Housing Revenue Bonds
		(University of Maryland College Park Project), 6% due 6/01/2013 (f)	883
	2,750	Maryland State Energy Financing Administration, Limited Obligation Revenue Bonds
		(Cogeneration-AES Warrior Run), AMT, 7.40% due 9/01/2019	2,729

Massachusetts - 3.6%	2,900	Massachusetts State, HFA, Housing Revenue Bonds, AMT, Series A, 5.25% due 12/01/2048	2,847
	5,000	Massachusetts State School Building Authority, Dedicated Sales Tax Revenue Bonds, Series A, 5% due
		8/15/2030 (c)	5,194

Michigan - 2.6%	1,400	Flint, Michigan, Hospital Building Authority, Revenue Refunding Bonds (Hurley Medical Center),
		Series A, 6% due 7/01/2020 (e)	1,407
	3,000	Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
		(Detroit Edison Company Pollution Control Project), AMT, Series B, 5.65% due 9/01/2029	3,053
	1,300	Michigan State Strategic Fund, PCR (General Motors Corporation Project), VRDN, 7% due 12/01/2008 (i)	1,300

Minnesota - 1.8%	3,500	Minneapolis, Minnesota, Community Development Agency, Supported Development Revenue Refunding
		Bonds, Series G-3, 5.45% due 12/01/2011 (f)	3,872

Mississippi - 5.6%	7,675	Claiborne County, Mississippi, PCR, Refunding (System Energy Resources Inc. Project),
		6.20% due 2/01/2026	7,728
	2,500	Mississippi Business Finance Corporation, Mississippi, PCR, Refunding (System Energy Resources Inc.
		Project), 5.90% due 5/01/2022	2,513

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

$ 1,000		Mississippi Development Bank, Special Obligation Revenue Refunding Bonds (Gulfport Water and Sewer
		System Project), 5.25% due 7/01/2017 (c)	$ 1,133
	810	Mississippi Development Bank, Special Obligation Revenue Refunding Bonds (Gulfport Water and Sewer
		System Project), 5.25% due 7/01/2019 (c)	906

Missouri - 1.5%	1,915	Fenton, Missouri, Tax Increment Revenue Refunding and Improvement Bonds (Gravois Bluffs),
		7% due 10/01/2011 (f)	2,220
	1,000	Missouri State Development Finance Board, Infrastructure Facilities Revenue Refunding Bonds (Branson),
		Series A, 5.50% due 12/01/2032	1,000

New Jersey - 12.9%	5,385	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029	5,357
	2,280	New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034	2,268
	1,475	New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc. Facility), Series A,
		7.25% due 11/15/2011 (f)	1,731
	2,600	New Jersey EDA, Retirement Community Revenue Bonds (Seabrook Village Inc.), Series A,
		8.25% due 11/15/2010 (f)	3,029
	1,965	New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.125% due 3/01/2030	2,048
	1,000	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
		6.625% due 9/15/2012	995
	2,950	New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project), AMT,
		6.25% due 9/15/2029	2,764
	3,325	New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey Hospital),
		6% due 7/01/2012 (f)	3,769
	3,500	New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5% due 1/01/2030 (c)	3,637
	2,315	Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
		7% due 6/01/2013 (f)	2,802

New Mexico - 0.9%	2,000	Farmington, New Mexico, PCR, Refunding (Public Service Company of New Mexico - San Juan Project),
		Series A, 6.30% due 12/01/2016	2,005

New York - 12.7%	1,100	Dutchess County, New York, IDA, Civic Facility Revenue Refunding Bonds (Saint Francis Hospital),
		Series A, 7.50% due 3/01/2029	1,171
	535	New York City, New York, City IDA, Civic Facility Revenue Bonds, Series C, 6.80% due 6/01/2028	568
	725	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
		AMT, 8% due 11/01/2012	754
	725	New York City, New York, City IDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
		AMT, 8.375% due 11/01/2016	762
	9,115	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A,
		5% due 10/15/2020 (d)	9,845
	3,680	New York State Dormitory Authority Revenue Bonds (School Districts Financing Program), Series D,
		5.25% due 10/01/2023 (d)	3,913
	3,150	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series A-1,
		5.50% due 6/01/2018	3,385

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

$ 3,500		Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
		5.50% due 6/01/2017	$ 3,714
	1,400	Tobacco Settlement Financing Corporation of New York Revenue Bonds, Series C-1,
		5.50% due 6/01/2022	1,508
	2,080	Westchester County, New York, IDA, Continuing Care Retirement, Mortgage Revenue Bonds
		(Kendal on Hudson Project), Series A, 6.50% due 1/01/2013 (f)	2,408

Pennsylvania - 5.7%	1,700	Bucks County, Pennsylvania, IDA, Retirement Community Revenue Bonds (Ann's Choice Inc.),
		Series A, 6.25% due 1/01/2035	1,689
	3,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds
		(National Gypsum Company), AMT, Series B, 6.125% due 11/01/2027	3,446
	725	Philadelphia, Pennsylvania, Authority for IDR, Commercial Development, 7.75% due 12/01/2017	726
	1,105	Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living Revenue Bonds
		(Arbor House Inc. Project), Series E, 6.10% due 7/01/2033	1,130
	1,245	Philadelphia, Pennsylvania, Authority for Industrial Development, Senior Living Revenue Bonds
		(Saligman House Project), Series C, 6.10% due 7/01/2033	1,273
	3,500	Sayre, Pennsylvania, Health Care Facilities Authority, Revenue Bonds (Guthrie Healthcare System), Series B,
		7.125% due 12/01/2011 (f)	4,307

Rhode Island - 1.5%	2,820	Rhode Island State Health and Educational Building Corporation, Hospital Financing Revenue Bonds
		(Lifespan Obligation Group), 6.50% due 8/15/2012 (f)	3,262

South Carolina - 1.6%	3,020	Medical University Hospital Authority, South Carolina, Hospital Facilities Revenue Refunding Bonds,
		Series A, 6.375% due 8/15/2012 (f)	3,491

South Dakota - 0.8%	1,825	South Dakota State Health and Educational Facilities Authority Revenue Bonds (Sanford Health),
		5% due 11/01/2040	1,774

Tennessee - 6.7%	4,030	Hardeman County, Tennessee, Correctional Facilities Corporation Revenue Bonds, 7.75% due 8/01/2017	4,088
	4,575	Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding
		Bonds (Methodist Healthcare), 6.50% due 9/01/2012 (f)	5,329
	2,250	Shelby County, Tennessee, Health, Educational and Housing Facility Board, Hospital Revenue Refunding
		Bonds (Saint Jude Children's Research Hospital), 5% due 7/01/2031	2,296
	3,160	Tennessee Educational Loan Revenue Bonds (Educational Funding South Inc.), AMT, Senior
		Series B, 6.20% due 12/01/2021	3,171

Texas - 14.7%	4,000	Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.), First Tier, Series A,
		6.70% due 1/01/2011 (f)	4,477
	2,340	Brazos River Authority, Texas, Revenue Refunding Bonds (Reliant Energy Inc. Project), Series B,
		7.75% due 12/01/2018	2,393
	3,655	Brazos River, Texas, Harbor Navigation District, Brazoria County Environmental Revenue Refunding Bonds
		(Dow Chemical Company Project), AMT, Series A-7, 6.625% due 5/15/2033	3,832

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

$ 1,800		Houston, Texas, Health Facilities Development Corporation, Retirement Facility Revenue Bonds
		(Buckingham Senior Living Community), Series A, 7.125% due 2/15/2014 (f)	$ 2,229
	3,000	Lower Colorado River Authority, Texas, PCR (Samsung Austin Semiconductor), AMT,
		6.375% due 4/01/2027	3,015
	1,485	Matagorda County, Texas, Navigation District Number 1, Revenue Refunding Bonds
		(Reliant Energy Inc.), Series C, 8% due 5/01/2029	1,520
	4,500	Matagorda, Texas, Hospital District Revenue Bonds, 5% due 2/15/2035 (o)	4,548
	2,425	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds,
		5.50% due 8/01/2023	2,522
	1,100	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds,
		5.50% due 8/01/2024	1,135
	1,120	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds,
		5.50% due 8/01/2025	1,150
	2,710	Texas State Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, AMT,
		Series A, 5.70% due 1/01/2033 (j)	2,775
	2,740	Texas State Department of Housing and Community Affairs, Residential Mortgage Revenue Refunding
		Bonds, AMT, Series B, 5.25% due 7/01/2022 (j)	2,917

Vermont - 1.1%	2,370	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds (Developmental and Mental
		Health), Series A, 6% due 6/15/2017	2,516

Virginia - 3.9%	1,150	Chesterfield County, Virginia, IDA, PCR (Virginia Electric and Power Company), Series A, 5.875%
		due 6/01/2017	1,217
	3,000	Fairfax County, Virginia, EDA, Resource Recovery Revenue Refunding Bonds, AMT, Series A, 6.10% due
		2/01/2011 (a)	3,269
	1,800	Pocahontas Parkway Association, Virginia, Toll Road Revenue Bonds, Senior Series B, 8.40%
		due 8/15/2008 (f)(p)	530
	3,035	Tobacco Settlement Financing Corporation of Virginia, Asset-Backed Revenue Bonds, 5.625%
		due 6/01/2015 (f)	3,539

Washington - 0.6%	1,340	Seattle, Washington, Housing Authority Revenue Bonds (Replacement Housing Project),
		6.125% due 12/01/2032	1,357

Wisconsin - 1.2%	825	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (New Castle Place Project),
		Series A, 7% due 12/01/2031	841
	1,755	Wisconsin State Health and Educational Facilities Authority Revenue Bonds (SynergyHealth Inc.),
		6% due 11/15/2032	1,771

Puerto Rico - 1.9%	2,060	Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities Financing Authority, Special
		Facilities Revenue Bonds (American Airlines Inc.), Series A, 6.45% due 12/01/2025	1,980
	19,235	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Refunding Bonds, Series A,
		5.06% due 8/01/2047 (a)(p)	2,269

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)			(in Thousands)

	Face
State	Amount	Municipal Bonds	Value

U.S. Virgin Islands - 1.6%	$ 3,460	Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker Project), AMT,
		6.50% due 7/01/2021	$ 3,613

		Total Municipal Bonds (Cost - $308,317) - 145.3%	320,977

		Municipal Bonds Transferred to Tender Option Bond Trusts (h)

California - 5.7%	6,810	California Pollution Control Financing Authority, PCR, Refunding (Pacific Gas and Electric), AMT, Series
		A, 5.35% due 12/01/2016 (d)	7,224
	5,210	San Jose, California, Airport Revenue Refunding Bonds, Series A, 5.50% due 3/01/2032 (a)	5,410

New York - 2.1%	4,240	New York City, New York, Sales Tax Asset Receivable Corporation Revenue Bonds, Series A, 5.25%
		due 10/15/2027 (a)	4,500

Texas - 5.7%	11,760	Harris County, Texas, Toll Road Revenue Refunding Bonds, Senior Lien, Series A 5.25%, due 8/15/2035 (c)	12,599

Virginia - 5.0%	10,940	Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series H, Sub-Series H-1, 5.375%
		due 7/01/2036 (d)	11,087

Total Municipal Bonds Transferred to Tender Option Bond Trusts
		(Cost - $40,755) - 18.5%	40,820

	Shares
	Held	Short-Term Securities

	9	Merrill Lynch Institutional Tax-Exempt Fund, 2.47% (k)(l)	9

		Total Short-Term Securities (Cost - $9) - 0.0%	9

		Total Investments (Cost - $349,081*) - 163.8%	361,806
		Other Assets Less Liabilities - 1.7%	3,835
		Liability for Trust Certificates, Including Interest Expense Payable - (8.9%)	(19,659)
		Preferred Stock, at Redemption Value - (56.6%)	(125,048)

		Net Assets Applicable to Common Stock - 100.0%	$ 220,934

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:
	Aggregate cost	$ 329,767

	Gross unrealized appreciation	$ 16,164
	Gross unrealized depreciation	(3,605)

	Net unrealized appreciation	$ 12,559

(a)	AMBAC Insured.

(b)	FGIC Insured.

(c)	FSA Insured.

(d)	MBIA Insured.

(e)	ACA Insured.

(f)	Prerefunded.

(g)	XL Capital Insured.

(h)	Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

BlackRock MuniHoldings Fund, Inc.
Schedule of Investments as of January 31, 2008 (Unaudited)				(in Thousands)

(i)	Variable rate security. Rate shown is interest rate as of the report date.
(j)	FNMA/GNMA Collateralized.
(k)	Investments in companies considered to be an affiliate of the Fund, for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

		Net	Dividend
	Affiliate	Activity	Income

Merrill Lynch Institutional
	Tax-Exempt Fund	-	-+

+ Amount is less than $1,000.
(l)	Represents the current yield as of January 31, 2008.
(m)	Assured Guaranty Insured.
(n)	CIFG Insured.
(o)	FHA Insured.
(p)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

By: /s/ Donald C. Burke

Donald C. Burke Chief Executive Officer of BlackRock MuniHoldings Fund, Inc.

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke Donald C. Burke Chief Executive Officer (principal executive officer) of BlackRock MuniHoldings Fund, Inc.

Date: March 24, 2008

By: /s/ Neal J. Andrews Neal J. Andrews Chief Financial Officer (principal financial officer) of BlackRock MuniHoldings Fund, Inc.

Date: March 24, 2008